UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
"                    WASHINGTON, D.C.  20549"

                          FORM 13F

                   FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended:  December 31, 2011"

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	" Lafayette Investments, Inc."
Address: 17830 New Hampshire Avenue
	 Suite 201
	" Ashton, MD  20861"

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	President
Phone:	301-570-1250
"Signature, Place, and Date of Signing:"

    Lawrence Judge	"Ashton, MD    February 7, 2012"


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		67

Form 13F Information Table Value Total:		"166375"



List of Other Included Managers:

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

						Value	Shares/Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of IssuerTitle of Class	Cusip 		(x1000)  Prn AmtPrnCall	Dscretn	Mgrs	Sole	Shared	 None

AT&T Inc		COM	00206R-10-2	337	11159	SH	Sole				11159
Alleghany Corp		COM	017175-10-0	4245	14878	SH	Sole				14878
Allergan		COM	018490-10-2	1053	12000	SH	Sole				12000
Avalonbay Comm Reit Inc.COM	053484-10-1	438	3356	SH	Sole				3356
Bank Of Amer Corp	COM	060505-10-4	647	116342	SH	Sole				116342
Beam Inc Com		COM	073730-10-3	299	5846	SH	Sole				5846
Berkshire Hathwy Inc-ClACOM	084670-10-8	459	4	SH	Sole				4
Berkshire Hathwy Inc-ClBCOM	084670702	12319	161453	SH	Sole				161453
Boston Properties	COM	101121-10-1	359	3600	SH	Sole				3600
Braintech Inc New Com	COM	105022-20-6	0	35000	SH	Sole				35000
Bristol-Meyers Squibb	COM	110122-10-8	215	6090	SH	Sole				6090
Chevrontexaco Corp Com	COM	166764-10-0	331	3108	SH	Sole				3108
Coca-Cola Corp		COM	191216-10-0	4929	70445	SH	Sole				70445
Covidien PLC		COM	g2554f113	4316	95896	SH	Sole				95896
Dell Computer Corp Com	COM	24702r-10-1	4417	301930	SH	Sole				301930
Dover Corp Com		COM	260003-10-8	2774	47782	SH	Sole				47782
Dover Motorsports Inc	COM	260174-10-7	118	113347	SH	Sole				113347
Exxon Mobil Corp	COM	30231g-10-2	6990	82470	SH	Sole				82470
Fedrl Rlty Invt Tr Sbi	COM	313747-20-6	504	5550	SH	Sole				5550
First Natl Bk Alaska ComCOM	32112J-10-6	456	296	SH	Sole				296
General Electric Corp	COM	369604-10-3	411	22949	SH	Sole				22949
Genuine Parts Co Com	COM	372460-10-5	5445	88963	SH	Sole				88963
Gladstone Capital Corp  COM	376535-10-0	1345	176266	SH	Sole				176266
Glaxo Holdings Plc	COM	37733w-10-5	1782	39047	SH	Sole				39047
HCP Inc.		COM	40414L-10-9	526	12700	SH	Sole				12700
Hasbro Inc Com		COM	418056-10-7	2942	92244	SH	Sole				92244
Home Depot Inc Com	COM	437076-10-2	3973	94515	SH	Sole				94515
Home Properties		COM	437306-10-3	225	3900	SH	Sole				3900
IShares Tr MSCI Eafe IdxCOM	464287-46-5	201	4065	SH	Sole				4065
Internatnl Business MachCOM	459200-10-1	257	1400	SH	Sole				1400
Internatnl Spdway Cl A	COM	460335-20-1	1315	51865	SH	Sole				51865
Johnson & Johnson	COM	478160-10-4	7431	113315	SH	Sole				113315
Leucadia National Corp	COM	527288-10-4	4013	176456	SH	Sole				176456
Loews Corp		COM	540424-10-8	4658	123713	SH	Sole				123713
Lowes Cos Inc Com	COM	548661-10-7	2061	81200	SH	Sole				81200
Markel Corp Com		COM	570535-10-4	9412	22698	SH	Sole				22698
Marsh & McLennan Cos ComCOM	571748-10-2	3406	107724	SH	Sole				107724
McCormick & Co Inc N VtgCOM	579780-20-6	4252	84330	SH	Sole				84330
McDonalds Corp		COM	580135-10-1	379	3780	SH	Sole				3780
Mohawk Inds Inc Com	COM	608190-10-4	790	13200	SH	Sole				13200
Nestle Sa-Adr Repstg	COM	641069-40-6	1257	21787	SH	Sole				21787
Norfolk Southern Corp	COM	655844-10-8	4690	64376	SH	Sole				64376
Paychex Inc		COM	704326-10-7	5646	187507	SH	Sole				187507
Pepsico Inc		COM	713448-10-8	3859	58156	SH	Sole				58156
Pfizer Inc Com		COM	717081-10-3	478	22096	SH	Sole				22096
Philip Morris Intl Inc  COM	718172-10-9	276	3512	SH	Sole				3512
Procter & Gamble Co	COM	742718-10-9	4881	73169	SH	Sole				73169
Progressive Corp Ohio 	COM	743315-10-3	4318	221312	SH	Sole				221312
Ryl Dtch Shl Plc Adr ClACOM	780257-80-4	652	8920	SH	Sole				8920
Sandy Spring Bancorp ComCOM	800363-10-3	2377	135445	SH	Sole				135445
Santa Fe Pacific Gld CrpCOM	78463v107	283	1862	SH	Sole				1862
St Joe Corporation	COM	790148-10-0	1388	94689	SH	Sole				94689
Sysco Corp		COM	871829-10-7	4509	153750	SH	Sole				153750
TE Connectivity Ltd	COM	H84989-10-4	2852	92574	SH	Sole				92574
Target Corp Com		COM	87612e-10-6	1467	28650	SH	Sole				28650
Tearlab Corp.		COM	878193-10-1	58	52130	SH	Sole				52130
Tyco Intl Ltd New Com	COM	h89128104	2967	63510	SH	Sole				63510
Verizon Communications 	COM	92343v-10-4	331	8240	SH	Sole				8240
Wal Mart Stores Inc Com	COM	931142-10-3	8850	148093	SH	Sole				148093
Walgreen Co		COM	931422-10-9	4467	135111	SH	Sole				135111
Walt Disney Holding Co	COM	254687-10-6	3644	97181	SH	Sole				97181
Washington Post Co Cl B	COM	939640-10-8	1756	4661	SH	Sole				4661
Washington Rl Est Inv TrCOM	939653-10-1	465	17003	SH	Sole				17003
Wells Fargo & Co (new)	COM	949746-10-1	2408	87380	SH	Sole				87380
Royce Value Trust Inc		780910-10-5	309	25190	SH	Sole				25189.999
SPDR Tr Unit Ser 1		78462f-10-3	1929	242	SH	Sole				1928.91
Source Capital Inc		836144-10-5	228	4849	SH	Sole				4849.409

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